Lease Commitments as Lessee - Schedule of Minimum Payments of Initiated and Remaining Lease Agreements With Non-cancelable Clauses (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	R$ 5,437	R$ 5,423
Current [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	774	1,113
Current [Member] | Up to one year [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	774	1,113
Non-current [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	4,663	4,310
Non-current [Member] | From one to five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	3,894	3,927
Non-current [Member] | Over 5 years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum payments, with non-cancelable clauses	R$ 769	R$ 383